Fair Value Measurement (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Line Items]
Cash equivalents	$ 10,388	$ 178,059
Restricted time deposits	424,674	246,599
Short-term investments	2,827	51,720
Total	437,889	476,378
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	10,388	178,059
Restricted time deposits	424,674	246,599
Short-term investments	2,827	51,720
Total	437,889	476,378
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Total	$ 0	$ 0